Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accummulated Depreciation [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION
Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2011
(Dollars in thousands)

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Seniors housing triple-net:
Aboite Twp, IN	$-	$1,770	$19,930	$835	$1,770	$20,765	$668	2010	2008
Agawam, MA	-	880	16,112	2,134	880	18,246	4,690	2002	1993
Agawam, MA	-	1,230	13,618	-	1,230	13,618	299	2011	1975
Agawam, MA	-	930	15,304	-	930	15,304	326	2011	1970
Agawam, MA	-	920	10,661	-	920	10,661	239	2011	1985
Agawam, MA	-	920	10,562	-	920	10,562	236	2011	1967
Akron, OH	-	290	8,219	491	290	8,710	1,559	2005	1961
Akron, OH	-	630	7,535	184	630	7,719	1,195	2006	1915
Alexandria, VA	-	1,330	7,820	-	1,330	7,820	688	2008	1955
Alliance, OH	4,482	270	7,723	107	270	7,830	1,311	2006	1982
Amarillo, TX	-	540	7,260	-	540	7,260	1,383	2005	1986
Amelia Island, FL	-	3,290	24,310	19,131	3,290	43,441	5,335	2005	1998
Ames, IA	-	330	8,871	-	330	8,870	400	2010	1999
Anderson, SC	-	710	6,290	419	710	6,709	1,675	2003	1986
Andover, MA	-	1,310	12,647	-	1,310	12,647	292	2011	1985
Annapolis, MD	-	1,010	24,825	-	1,010	24,825	509	2011	1993
Ansted, WV	-	240	14,113	-	240	14,113	284	2011	1982
Asheboro, NC	-	290	5,032	165	290	5,197	1,194	2003	1998
Asheville, NC	-	204	3,489	-	204	3,489	1,295	1999	1999
Asheville, NC	-	280	1,955	351	280	2,306	596	2003	1992
Aspen Hill, MD	-	-	9,008	-	-	9,008	206	2011	1988
Atlanta, GA	-	460	5,540	190	460	5,730	1,156	2005	1972
Auburndale, FL	-	750	5,950	304	750	6,254	1,179	2005	1983
Aurora, CO	-	2,600	5,906	7,915	2,600	13,821	2,341	2006	2006
Aurora, CO	-	2,440	28,172	-	2,440	28,172	3,263	2006	2008
Aurora, OH	-	1,760	14,148	-	1,760	14,148	388	2011	2002
Austin, TX	10,052	730	18,970	-	730	18,970	2,421	2007	2006
Avon Lake, OH	-	790	10,421	-	790	10,421	297	2011	2001
Avon, IN	-	1,830	14,470	-	1,830	14,470	681	2010	2004
Ayer, MA	-	-	22,074	-	-	22,074	454	2011	1988
Baltic, OH	3,672	50	8,709	189	50	8,898	1,460	2006	1983
Baltimore, MD	-	1,350	14,884	-	1,350	14,884	322	2011	1993
Baltimore, MD	-	900	5,039	-	900	5,039	129	2011	1969
Barnum, MN	-	-	-	-	-	-	-	2011	2005
Bartlesville, OK	-	100	1,380	-	100	1,380	602	1996	1995
Baytown, TX	9,428	450	6,150	-	450	6,150	1,700	2002	2000
Baytown, TX	-	540	11,110	-	540	11,110	682	2009	2008
Beachwood, OH	-	1,260	23,478	-	1,260	23,478	6,529	2001	1990
Beattyville, KY	-	100	6,900	-	100	6,900	1,274	2005	1972
Bedford, NH	-	2,250	28,831	-	2,250	28,831	589	2011	1978
Bellevue, WI	-	1,740	18,260	571	1,740	18,831	2,706	2006	2004
Benbrook, TX	-	1,550	13,553	-	1,550	13,553	236	2011	2007
Bethel Park, PA	-	1,700	16,007	-	1,700	16,007	1,213	2007	2009
Bluefield, VA	-	900	12,463	-	900	12,463	262	2011	2005
Boise, ID	-	810	5,401	-	810	5,401	2,345	1998	1966
Boonville, IN	-	190	5,510	-	190	5,510	1,499	2002	2000
Boynton Beach, FL	-	980	8,112	-	980	8,112	1,734	2004	1999
Bradenton, FL	-	252	3,298	-	252	3,298	1,455	1996	1995
Braintree, MA	-	170	7,157	1,290	170	8,447	6,421	1997	1968
Brandon, MS	-	1,220	10,241	-	1,220	10,241	327	2010	1999
Bremerton, WA	-	390	2,210	144	390	2,354	303	2006	1999
Bremerton, WA	-	830	10,420	150	830	10,570	323	2010	1984
Brick, NJ	-	1,290	25,247	-	1,290	25,247	226	2011	2000
Brick, NJ	-	1,170	17,372	61	1,176	17,427	451	2010	1998
Brick, NJ(1)	-	690	17,125	16	690	17,141	439	2010	1999
Bridgewater, NJ	-	1,850	3,050	-	1,850	3,050	874	2004	1970
Bridgewater, NJ	-	1,730	48,201	74	1,730	48,275	1,235	2010	1999
Bridgewater, NJ	-	1,800	31,810	-	1,800	31,810	282	2011	2001
Brighton, MA	-	240	3,859	2,126	240	5,985	1,142	2005	1982
Broadview Heights, OH	-	920	12,400	2,388	920	14,788	3,539	2001	1984
Brookline, MA	-	2,760	9,217	-	2,760	9,217	230	2011	1984
Brooklyn Park, MD	-	1,290	16,329	-	1,290	16,329	347	2011	1995
Bunnell, FL	-	260	7,118	-	260	7,118	1,610	2004	1985
Burleson, TX	12,752	670	13,985	-	670	13,985	253	2011	2006
Burlington, NC	-	280	4,297	707	280	5,004	1,133	2003	2000
Burlington, NC	-	460	5,467	-	460	5,467	1,274	2003	1997
Burlington, NJ	-	1,700	12,554	-	1,700	12,554	306	2011	2005
Burlington, NJ	-	1,170	19,205	-	1,170	19,205	274	2011	1994
Butler, AL	-	90	3,510	-	90	3,510	867	2004	1960

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Butte, MT	-	550	3,957	43	550	4,000	1,223	1998	1999
Byrdstown, TN	-	-	2,414	132	-	2,546	1,247	2004	1982
Cambridge, MD	-	490	15,843	-	490	15,843	329	2011	1990
Canton, MA	-	820	8,201	263	820	8,464	2,495	2002	1993
Canton, OH	-	300	2,098	-	300	2,098	769	1998	1998
Cape Coral, FL	-	530	3,281	-	530	3,281	897	2002	2000
Carmel, IN	-	2,370	57,175	421	2,370	57,596	5,271	2006	2007
Cary, NC	-	1,500	4,350	986	1,500	5,336	1,798	1998	1996
Catonsville, MD	-	1,330	15,003	-	1,330	15,003	324	2011	1973
Cedar Grove, NJ	-	1,830	10,939	-	1,830	10,939	244	2011	1994
Cedar Grove, NJ	-	2,850	27,737	-	2,850	27,737	581	2011	1970
Centreville, MD(1)	-	600	14,602	-	600	14,602	312	2011	1993
Chapel Hill, NC	-	354	2,646	783	354	3,429	893	2002	1997
Charles Town, WV	-	230	22,834	-	230	22,834	454	2011	1997
Charleston, WV	-	440	17,575	-	440	17,575	354	2011	1998
Charleston, WV	-	410	5,430	-	410	5,430	123	2011	1996
Chelmsford, MA	-	1,040	10,951	1,441	1,040	12,392	2,407	2003	1997
Chickasha, OK	-	85	1,395	-	85	1,395	602	1996	1996
Cincinnati, OH	-	2,060	109,388	350	2,060	109,738	4,195	2007	2010
Cinnaminson, NJ	-	860	6,663	-	860	6,663	161	2011	1986
Claremore, OK	-	155	1,428	-	155	1,428	597	1996	1996
Clark Summit, PA	-	600	11,179	-	600	11,179	247	2011	1985
Clarks Summit, PA	-	400	6,529	-	400	6,529	148	2011	1997
Clarksville, TN	-	330	2,292	-	330	2,292	833	1998	1998
Clearwater, FL	-	160	7,218	-	160	7,218	1,478	2004	1961
Clearwater, FL	-	1,260	2,740	324	1,260	3,064	713	2005	1983
Cleburne, TX	-	520	5,369	-	520	5,369	654	2006	2007
Cleveland, TN	-	350	5,000	122	350	5,122	1,531	2001	1987
Cloquet, MN	-	340	4,660	-	340	4,660	33	2011	2009
Cloquet, MN	-	-	-	-	-	-	-	2011	2002
Coeur d'Alene, ID	-	600	7,878	-	600	7,878	3,047	1998	1996
Colchester, CT	-	980	4,860	-	980	4,860	132	2011	1986
Colorado Springs, CO	-	310	6,290	-	310	6,290	1,273	2005	1985
Colts Neck, NJ	-	780	14,733	99	783	14,829	388	2010	2002
Columbia Heights, MN	-	825	14,175	-	825	14,175	94	2011	2009
Columbia, SC	-	2,120	4,860	5,709	2,120	10,569	2,086	2003	2000
Columbia, TN	-	341	2,295	-	341	2,295	846	1999	1999
Columbia, TN	-	590	3,787	-	590	3,787	1,161	2003	1974
Columbus, IN	-	610	3,190	-	610	3,190	147	2010	1998
Columbus, IN	-	530	6,710	-	530	6,710	1,677	2002	2001
Columbus, OH	-	530	5,170	8,300	1,070	12,930	2,170	2005	1968
Columbus, OH	4,090	1,010	5,022	-	1,010	5,022	923	2006	1983
Columbus, OH	-	1,010	4,931	13,620	1,860	17,701	2,900	2006	1978
Concord, NC	-	550	3,921	55	550	3,976	1,027	2003	1997
Concord, NH	-	780	18,423	-	780	18,423	371	2011	1905
Concord, NH	-	1,760	43,179	-	1,760	43,179	867	2011	1994
Concord, NH	-	720	3,041	-	720	3,041	79	2011	1972
Conroe, TX	-	980	7,771	-	980	7,771	363	2009	2010
Corpus Christi, TX	-	307	443	-	307	443	240	2005	1985
Corpus Christi, TX	-	400	1,916	-	400	1,916	517	2005	1985
Dade City, FL	-	250	7,150	-	250	7,150	1,520	2004	1975
Daniels, WV	-	200	17,320	-	200	17,320	347	2011	1986
Danville, VA	-	410	3,954	722	410	4,676	1,104	2003	1998
Daytona Beach, FL	-	470	5,930	-	470	5,930	1,372	2004	1986
Daytona Beach, FL	-	490	5,710	-	490	5,710	1,370	2004	1961
DeBary, FL	-	440	7,460	-	440	7,460	1,578	2004	1965
Dedham, MA	-	1,360	9,830	-	1,360	9,830	2,878	2002	1996
DeForest, WI	-	250	5,350	354	250	5,704	690	2007	2006
Defuniak Springs, FL	-	1,350	10,250	-	1,350	10,250	1,572	2006	1980
DeLand, FL	-	220	7,080	-	220	7,080	1,511	2004	1967
Denton, MD	-	390	4,010	206	390	4,216	1,183	2003	1982
Denton, TX	-	1,760	8,305	-	1,760	8,305	21	2010	2011
Denver, CO	-	2,530	9,514	-	2,530	9,514	1,684	2005	1986
Denver, CO	-	3,650	14,906	1,605	3,650	16,511	2,134	2006	1987
Denver, CO	-	2,076	13,594	-	2,076	13,594	784	2007	2009
Dover, DE	-	400	7,717	-	400	7,717	170	2011	1997
Dover, DE	-	600	22,266	-	600	22,266	456	2011	2006
Drescher, PA	-	2,060	40,236	45	2,063	40,278	1,028	2010	2001
Dundalk, MD(1)	-	1,770	32,047	-	1,770	32,047	658	2011	1988
Durham, NC	-	1,476	10,659	2,196	1,476	12,855	7,592	1997	1999
East Brunswick, NJ	-	1,380	34,229	-	1,380	34,229	300	2011	1998
East Norriston, PA	-	1,200	28,129	139	1,210	28,258	731	2010	1988
Easton, MD	-	900	24,539	-	900	24,539	518	2011	2006
Easton, PA	-	285	6,315	-	285	6,315	3,440	1993	1959
Eatontown, NJ	-	1,190	23,358	-	1,190	23,358	489	2011	1996

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Eden, NC	-	390	4,877	-	390	4,877	1,156	2003	1998
El Paso, TX	-	539	8,961	232	539	9,193	1,725	2005	1970
El Paso, TX	-	642	3,958	1,100	642	5,058	998	2005	1969
Elizabeth City, NC	-	200	2,760	2,011	200	4,771	1,480	1998	1999
Elizabethton, TN	-	310	4,604	336	310	4,940	1,514	2001	1980
Englewood, NJ	-	930	4,514	-	930	4,514	104	2011	1966
Englishtown, NJ	-	690	12,520	41	694	12,557	333	2010	1997
Erin, TN	-	440	8,060	134	440	8,194	2,347	2001	1981
Eugene, OR	-	300	5,316	-	300	5,316	2,207	1998	1972
Everett, WA	-	1,400	5,476	-	1,400	5,476	1,906	1999	1999
Fair Lawn, NJ	-	2,420	24,504	-	2,420	24,504	511	2011	1962
Fairfield, CA	-	1,460	14,040	-	1,460	14,040	3,911	2002	1998
Fairhaven, MA	-	770	6,230	-	770	6,230	1,282	2004	1999
Fall River, MA	-	620	5,829	4,856	620	10,685	3,699	1996	1973
Fall River, MA	-	920	34,715	-	920	34,715	710	2011	1993
Fanwood, NJ	-	2,850	55,175	-	2,850	55,175	477	2011	2004
Fayetteville, NY	-	410	3,962	500	410	4,462	1,193	2001	1997
Findlay, OH	-	200	1,800	-	200	1,800	720	1997	1997
Fishers, IN	-	1,500	14,500	-	1,500	14,500	682	2010	2000
Florence, NJ	-	300	2,978	-	300	2,978	810	2002	1999
Flourtown, PA	-	1,800	14,830	-	1,800	14,830	316	2011	1986
Follansbee, WV	-	640	27,670	-	640	27,670	561	2011	1998
Forest City, NC	-	320	4,497	-	320	4,497	1,076	2003	1999
Fork Union, VA	-	310	2,490	60	310	2,550	245	2008	1990
Fort Ashby, WV	-	330	19,566	-	330	19,566	389	2011	1989
Fort Pierce, FL	-	440	3,560	211	440	3,771	711	2005	1973
Franconia, NH	-	360	11,320	-	360	11,320	235	2011	1991
Franklin, NH	-	430	15,210	-	430	15,210	313	2011	1990
Fredericksburg, VA	-	1,000	20,000	1,119	1,000	21,119	3,579	2005	1999
Fredericksburg, VA	-	590	28,611	-	590	28,611	575	2011	1977
Gardner, MA	-	480	10,210	-	480	10,210	222	2011	1991
Gastonia, NC	-	470	6,129	-	470	6,129	1,419	2003	1998
Gastonia, NC	-	310	3,096	22	310	3,118	772	2003	1994
Gastonia, NC	-	400	5,029	120	400	5,149	1,199	2003	1996
Georgetown, TX	-	200	2,100	-	200	2,100	826	1997	1997
Gettysburg, PA	-	590	8,913	-	590	8,913	204	2011	1987
Glastonbury, CT	-	1,950	9,532	-	1,950	9,532	220	2011	1966
Glen Mills, PA	-	690	9,110	-	690	9,110	200	2011	1993
Glenside, PA	-	1,940	16,867	-	1,940	16,867	357	2011	1979
Goochland, VA	-	350	3,697	-	350	3,697	354	2008	1991
Goshen, IN	-	210	6,120	-	210	6,120	1,059	2005	2006
Graceville, FL	-	150	13,000	-	150	13,000	1,939	2006	1980
Grafton, WV	-	280	18,824	-	280	18,824	376	2011	1989
Granbury, TX	22,500	2,040	30,670	-	2,040	30,670	548	2011	2009
Grand Ledge, MI	8,356	1,150	16,286	-	1,150	16,286	454	2010	1999
Grand Prairie, TX	-	574	3,426	-	574	3,426	790	2005	1982
Granger, IN	-	1,670	21,280	1,127	1,670	22,407	710	2010	2009
Greeneville, TN	-	400	8,290	409	400	8,699	1,868	2004	1979
Greenfield, WI	-	600	6,626	328	600	6,954	807	2006	2006
Greensboro, NC	-	330	2,970	554	330	3,524	853	2003	1996
Greensboro, NC	-	560	5,507	1,013	560	6,520	1,565	2003	1997
Greenville, NC	-	290	4,393	168	290	4,561	1,048	2003	1998
Greenville, SC	-	310	4,750	-	310	4,750	1,013	2004	1997
Greenville, SC	-	5,400	100,523	1,007	5,400	101,530	5,372	2006	2009
Greenwood, IN	-	1,550	22,770	-	1,550	22,770	746	2010	2007
Groton, CT	-	2,430	19,941	-	2,430	19,941	450	2011	1975
Haddonfield, NJ	-	520	2,320	-	520	2,320	12	2011	1953
Hamburg, PA	-	840	10,543	-	840	10,543	250	2011	1995
Hamden, CT	-	1,470	4,530	-	1,470	4,530	1,475	2002	1998
Hamilton, NJ	-	440	4,469	-	440	4,469	1,209	2001	1998
Hanover, IN	-	210	4,430	-	210	4,430	978	2004	2000
Harleysville, PA	-	960	11,355	-	960	11,355	785	2008	2009
Harriman, TN	-	590	8,060	158	590	8,218	2,507	2001	1972
Hatboro, PA	-	-	28,112	-	-	28,112	566	2011	1996
Hattiesburg, MS	13,100	450	15,518	35	450	15,553	409	2010	2009
Haverford, PA	-	1,880	33,993	85	1,880	34,078	871	2010	2000
Hemet, CA	-	870	3,405	-	870	3,405	413	2007	1996
Henderson, NV	-	380	9,220	65	380	9,285	3,161	1998	1998
Henderson, NV	-	380	4,360	41	380	4,401	1,326	1999	2000
Hermitage, TN	-	1,500	9,856	-	1,500	9,856	150	2011	2006
Hickory, NC	-	290	987	232	290	1,219	395	2003	1994
High Point, NC	-	560	4,443	793	560	5,236	1,242	2003	2000
High Point, NC	-	370	2,185	410	370	2,595	659	2003	1999
High Point, NC	-	330	3,395	28	330	3,423	819	2003	1994
High Point, NC	-	430	4,143	-	430	4,143	982	2003	1998

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Highlands Ranch, CO	-	940	3,721	-	940	3,721	1,027	2002	1999
Hilliard, FL	-	150	6,990	-	150	6,990	2,665	1999	1990
Hilltop, WV	-	480	25,355	-	480	25,355	514	2011	1977
Homestead, FL	-	2,750	11,750	-	2,750	11,750	1,793	2006	1994
Hopedale, MA	-	130	8,170	-	130	8,170	1,502	2005	1999
Houston, TX	10,050	860	18,715	-	860	18,715	2,139	2007	2006
Houston, TX	-	5,090	9,471	-	5,090	9,471	724	2007	2009
Houston, TX	10,410	630	5,970	750	630	6,720	1,793	2002	1995
Howell, NJ	10,528	1,050	21,703	36	1,050	21,739	567	2010	2007
Huntington, WV	-	800	32,261	-	800	32,261	657	2011	1988
Huron, OH	-	160	6,088	1,452	160	7,540	1,176	2005	1983
Hurricane, WV	-	620	21,454	-	620	21,454	442	2011	1986
Hutchinson, KS	-	600	10,590	-	600	10,590	2,034	2004	1997
Indianapolis, IN	-	495	6,287	22,565	495	28,852	4,486	2006	1981
Indianapolis, IN	-	255	2,473	12,123	255	14,596	2,079	2006	1981
Jamestown, TN	-	-	6,707	-	-	6,707	3,465	2004	1966
Jefferson, OH	-	80	9,120	-	80	9,120	1,589	2006	1984
Kalida, OH	-	480	8,173	-	480	8,173	1,041	2006	2007
Kalispell, MT	-	360	3,282	-	360	3,282	1,175	1998	1998
Keene, NH	-	530	9,639	-	530	9,639	97	2011	1980
Kenner, LA	-	1,100	10,036	328	1,100	10,364	6,054	1998	2000
Kennett Square, PA	-	1,050	22,946	18	1,050	22,964	592	2010	2008
Kenosha, WI	-	1,500	9,139	-	1,500	9,139	723	2007	2009
Kent, WA	-	940	20,318	10,470	940	30,788	2,841	2007	2000
Kirkland, WA	-	1,880	4,315	214	1,880	4,529	1,006	2003	1996
Kissimmee, FL	-	230	3,854	-	230	3,854	819	2004	1972
LaBelle, FL	-	60	4,946	-	60	4,946	1,141	2004	1986
Laconia, NH	-	810	14,434	-	810	14,434	305	2011	1968
Lake Havasu City, AZ	-	450	4,223	-	450	4,223	1,452	1998	1999
Lake Havasu City, AZ	-	110	2,244	136	110	2,380	854	1998	1994
Lake Placid, FL	-	150	12,850	-	150	12,850	2,791	2004	1984
Lake Zurich, IL	-	1,470	9,830	-	1,470	9,830	197	2011	2007
Lancaster, NH	-	430	15,804	-	430	15,804	324	2011	1981
Lancaster, NH	-	160	434	-	160	434	18	2011	1965
Lancaster, PA	-	890	7,623	-	890	7,623	180	2011	1986
Langhorne, PA	-	1,350	24,881	-	1,350	24,881	524	2011	2006
LaPlata, MD	-	700	19,068	-	700	19,068	402	2011	1984
Lawrenceville, VA	-	170	4,780	-	170	4,780	441	2008	1989
Lebanon, NH	-	550	20,138	-	550	20,138	413	2011	2006
Lecanto, FL	-	200	6,900	-	200	6,900	1,412	2004	1986
Lee, MA	-	290	18,135	926	290	19,061	5,058	2002	1998
Lenoir, NC	-	190	3,748	641	190	4,389	1,036	2003	1998
Leominster, MA	-	530	6,201	-	530	6,201	149	2011	1966
Lewisburg, WV	-	260	3,699	-	260	3,699	90	2011	1995
Lexington, NC	-	200	3,900	1,015	200	4,915	1,250	2002	1997
Libertyville, IL	14,343	6,500	40,024	-	6,500	40,024	742	2011	2001
Lincoln, NE	5,273	390	13,807	-	390	13,807	599	2010	2000
Linwood, NJ	-	800	21,984	275	800	22,259	580	2010	1997
Litchfield, CT	-	1,240	17,908	45	1,240	17,953	465	2010	1998
Little Neck, NY	-	3,350	38,461	151	3,355	38,607	993	2010	2000
Littleton, MA	-	1,240	2,910	-	1,240	2,910	968	1996	1975
Loma Linda, CA	-	2,214	9,586	-	2,214	9,586	1,228	2008	1976
Longview, TX	-	293	1,707	-	293	1,707	457	2005	1971
Longview, TX	-	610	5,520	-	610	5,520	683	2006	2007
Longwood, FL	-	480	7,520	-	480	7,520	1,628	2004	1980
Longwood, FL	-	1,260	6,445	-	1,260	6,445	32	2011	2011
Louisville, KY	-	490	10,010	-	490	10,010	2,297	2005	1978
Louisville, KY	-	430	7,135	163	430	7,298	2,217	2002	1974
Louisville, KY	-	350	4,675	109	350	4,784	1,485	2002	1975
Lowell, MA	-	1,070	13,481	-	1,070	13,481	298	2011	1975
Lowell, MA	-	680	3,378	-	680	3,378	91	2011	1984
Lufkin, TX	-	343	1,184	-	343	1,184	460	2005	1919
Lutherville, MD	-	1,100	19,786	-	1,100	19,786	407	2011	1988
Macungie, PA	-	960	29,033	-	960	29,033	586	2011	2006
Manahawkin, NJ	-	1,020	20,361	-	1,020	20,361	425	2011	1999
Manalapan, NJ	-	900	22,624	-	900	22,624	199	2011	2001
Manassas, VA	-	750	7,446	492	750	7,938	1,662	2003	1996
Manchester, NH	-	340	4,360	259	340	4,619	811	2005	1984
Mansfield, TX	-	660	5,251	-	660	5,251	657	2006	2007
Marianna, FL	-	340	8,910	-	340	8,910	1,325	2006	1997
Marlinton, WV	-	270	8,430	-	270	8,430	180	2011	1987
Marmet, WV	-	540	26,483	-	540	26,483	527	2011	2000
Martinsburg, WV	-	340	17,180	-	340	17,180	345	2011	1987
Martinsville, VA	-	349	-	-	349	-	-	2003	0

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Marysville, CA	-	450	4,172	44	450	4,216	1,294	1998	1999
Matawan, NJ	-	190	15,549	-	190	15,549	312	2011	1995
Matthews, NC	-	560	4,738	-	560	4,738	1,158	2003	1998
McConnelsville, OH	-	190	7,060	-	190	7,060	277	2010	1946
McHenry, IL	-	1,576	-	-	1,576	-	-	2006	0
McHenry, IL	-	3,550	15,300	6,718	3,550	22,018	2,533	2006	2004
McKinney, TX	-	1,570	7,389	-	1,570	7,389	377	2009	2010
McMurray, PA	-	1,440	15,805	-	1,440	15,805	-	2010	2011
Melbourne, FL	-	7,070	48,257	11,726	7,070	59,983	3,323	2007	2009
Melville, NY	-	4,280	73,283	187	4,282	73,468	1,867	2010	2001
Memphis, TN	-	940	5,963	-	940	5,963	1,535	2004	1951
Memphis, TN	-	390	9,660	1,600	390	11,260	316	2010	1981
Mendham, NJ	-	1,240	27,169	-	1,240	27,169	550	2011	1993
Menomonee Falls, WI	-	1,020	6,984	-	1,020	6,984	793	2006	2007
Mercerville, NJ	-	860	9,929	-	860	9,929	222	2011	1975
Meriden, CT	-	1,300	1,472	-	1,300	1,472	68	2011	1994
Merrillville, IN	-	643	7,084	3,526	643	10,610	5,601	1997	1999
Merrillville, IN	-	1,080	3,413	-	1,080	3,413	49	2010	2011
Middleburg Heights, OH	-	960	7,780	-	960	7,780	1,525	2004	1998
Middleton, WI	-	420	4,006	600	420	4,606	1,109	2001	1991
Middletown, RI	-	1,480	19,703	-	1,480	19,703	417	2011	1975
Midland, MI	-	200	11,025	-	200	11,025	299	2010	1994
Midwest City, OK	-	470	5,673	-	470	5,673	3,277	1998	1958
Midwest City, OK	-	484	5,516	-	484	5,516	1,107	2005	1987
Milford, DE	-	400	7,816	-	400	7,816	172	2011	1997
Milford, DE	-	680	19,216	-	680	19,216	404	2011	1994
Millersville, MD	-	680	1,020	-	680	1,020	31	2011	1977
Millville, NJ	-	840	29,944	-	840	29,944	615	2011	2006
Missoula, MT	-	550	7,490	-	550	7,490	1,291	2005	1998
Monmouth Junction, NJ	-	720	6,209	-	720	6,209	146	2011	1996
Monroe Twp, NJ	-	1,160	13,193	-	1,160	13,193	296	2011	1996
Monroe, NC	-	470	3,681	648	470	4,329	1,048	2003	2001
Monroe, NC	-	310	4,799	857	310	5,656	1,290	2003	2000
Monroe, NC	-	450	4,021	114	450	4,135	997	2003	1997
Monteagle, TN	-	310	3,318	-	310	3,318	945	2003	1980
Monterey, TN	-	-	4,195	23	-	4,218	2,167	2004	1977
Monticello, FL	-	140	4,471	-	140	4,471	1,061	2004	1986
Montville, NJ	-	3,500	31,002	-	3,500	31,002	278	2011	1997
Moorestown, NJ	-	2,060	51,628	109	2,062	51,735	1,328	2010	2000
Morehead City, NC	-	200	3,104	1,648	200	4,752	1,481	1999	1999
Morgantown, KY	-	380	3,705	7	380	3,712	998	2003	1965
Morgantown, WV	-	1,830	20,541	-	1,830	20,541	443	2011	2007
Morton Grove, IL	-	1,900	19,374	-	1,900	19,374	44	2010	2011
Moss Point, MS	-	120	7,280	-	120	7,280	1,609	2004	1933
Mount Airy, NC	-	270	6,430	128	270	6,558	1,025	2005	1998
Mountain City, TN	-	220	5,896	660	220	6,556	3,263	2001	1976
Mt. Vernon, WA	-	400	2,200	156	400	2,356	312	2006	2001
Myrtle Beach, SC	-	6,890	41,526	10,640	6,890	52,166	2,887	2007	2009
Nacogdoches, TX	-	390	5,754	-	390	5,754	702	2006	2007
Naperville, IL	9,144	3,470	29,547	-	3,470	29,547	558	2011	2001
Naples, FL	-	550	5,450	-	550	5,450	1,193	2004	1968
Nashville, TN	-	4,910	29,590	-	4,910	29,590	2,775	2008	2007
Naugatuck, CT	-	1,200	15,826	-	1,200	15,826	335	2011	1980
Needham, MA	-	1,610	13,715	366	1,610	14,081	4,141	2002	1994
Neenah, WI	-	630	15,120	-	630	15,120	633	2010	1991
New Braunfels, TX	-	1,200	19,800	-	1,200	19,800	401	2011	2009
New Haven, CT	-	160	4,778	1,789	160	6,567	2,100	2006	1958
New Haven, IN	-	176	3,524	-	176	3,524	917	2004	1981
Newark, DE	-	560	21,220	1,181	560	22,401	4,007	2004	1998
Newburyport, MA	-	960	8,290	-	960	8,290	2,227	2002	1999
Newport, VT	-	290	3,867	-	290	3,867	91	2011	1986
Norman, OK	-	55	1,484	-	55	1,484	720	1995	1995
Norristown, PA	-	1,200	19,488	-	1,200	19,488	404	2011	1995
North Andover, MA	-	950	21,817	-	950	21,817	450	2011	1977
North Andover, MA	-	1,070	17,341	-	1,070	17,341	370	2011	1990
North Augusta, SC	-	332	2,558	-	332	2,558	930	1999	1998
North Cape May, NJ	-	600	22,266	-	600	22,266	456	2011	1995
North Miami, FL	-	430	3,918	-	430	3,918	1,137	2004	1968
North Miami, FL	-	440	4,830	-	440	4,830	1,145	2004	1963
Oak Hill, WV	-	240	24,506	-	240	24,506	486	2011	2000
Oak Hill, WV	-	170	721	-	170	721	31	2011	2001
Ocala, FL	-	1,340	10,564	-	1,340	10,564	674	2008	2009
Ogden, UT	-	360	6,700	627	360	7,327	1,334	2004	1998
Oklahoma City, OK	-	510	10,694	-	510	10,694	1,794	1998	1979
Oklahoma City, OK	-	590	7,513	-	590	7,513	725	2007	2008

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Oklahoma City, OK	-	760	7,017	-	760	7,017	563	2007	2009
Omaha, NE	-	370	10,230	-	370	10,230	457	2010	1998
Omaha, NE	4,544	380	8,864	-	380	8,864	405	2010	1999
Oneonta, NY	-	80	5,020	-	80	5,020	552	2007	1996
Ormond Beach, FL	-	-	2,739	73	-	2,812	1,354	2002	1983
Orwigsburg, PA	-	650	20,632	-	650	20,632	429	2011	1992
Oshkosh, WI	-	900	3,800	3,687	900	7,487	1,072	2006	2005
Oshkosh, WI	-	400	23,237	-	400	23,237	1,818	2007	2008
Overland Park, KS	-	1,120	8,360	-	1,120	8,360	1,511	2005	1970
Overland Park, KS	-	3,730	27,076	340	3,730	27,416	1,542	2008	2009
Overland Park, KS	-	4,500	29,105	6,386	4,500	35,491	945	2010	1988
Owasso, OK	-	215	1,380	-	215	1,380	576	1996	1996
Owensboro, KY	-	240	6,760	-	240	6,760	1,331	1993	1966
Owensboro, KY	-	225	13,275	-	225	13,275	2,523	2005	1964
Owenton, KY	-	100	2,400	-	100	2,400	561	2005	1979
Oxford, MI	11,892	1,430	15,791	-	1,430	15,791	453	2010	2001
Palestine, TX	-	180	4,320	1,300	180	5,620	735	2006	2005
Palm Coast, FL	-	870	10,957	-	870	10,957	568	2008	2010
Panama City Beach, FL	-	900	7,717	-	900	7,717	118	2011	2005
Panama City, FL	-	300	9,200	-	300	9,200	2,004	2004	1992
Paris, TX	-	490	5,452	-	490	5,452	1,877	2005	2006
Parkersburg, WV	-	390	21,288	-	390	21,288	431	2011	2006
Parkville, MD	-	1,350	16,071	-	1,350	16,071	344	2011	1980
Parkville, MD	-	791	11,186	-	791	11,186	245	2011	2007
Parkville, MD	-	1,100	11,768	-	1,100	11,768	256	2011	1972
Pasadena, TX	10,073	720	24,080	-	720	24,080	3,027	2007	2005
Paso Robles, CA	-	1,770	8,630	675	1,770	9,305	2,394	2002	1998
Pawleys Island, SC	-	2,020	32,590	5,482	2,020	38,072	5,602	2005	1997
Pennington, NJ	-	1,380	27,620	-	1,380	27,620	120	2011	2000
Pennsauken, NJ	-	900	10,780	-	900	10,780	258	2011	1985
Petoskey, MI	6,456	860	14,452	-	860	14,452	337	2011	1997
Philadelphia, PA	-	2,700	25,709	-	2,700	25,709	540	2011	1976
Philadelphia, PA	-	2,930	10,433	-	2,930	10,433	257	2011	1999
Philadelphia, PA	-	540	11,239	-	540	11,239	228	2011	1965
Philadelphia, PA	-	1,810	16,898	-	1,810	16,898	381	2011	1972
Phillipsburg, NJ	-	800	21,175	-	800	21,175	448	2011	1992
Phillipsburg, NJ	-	300	8,114	-	300	8,114	171	2011	1905
Pigeon Forge, TN	-	320	4,180	117	320	4,297	1,373	2001	1986
Pikesville, MD	-	450	10,750	-	450	10,750	1,423	2007	1983
Pinehurst, NC	-	290	2,690	484	290	3,174	795	2003	1998
Piqua, OH	-	204	1,885	-	204	1,885	710	1997	1997
Pittsburgh, PA	-	1,750	8,572	115	1,750	8,687	1,654	2005	1998
Plainview, NY	-	3,990	11,969	-	3,990	11,969	120	2011	1999
Plano, TX	-	1,305	9,095	1,281	1,305	10,376	1,820	2005	1977
Plattsmouth, NE	-	250	5,650	-	250	5,650	265	2010	1999
Plymouth, MI	12,463	1,490	19,990	-	1,490	19,990	546	2010	1972
Port St. Joe, FL	-	370	2,055	-	370	2,055	764	2004	1982
Port St. Lucie, FL	-	8,700	47,230	2,969	8,700	50,199	2,223	2008	2010
Post Falls, ID	-	2,700	14,217	2,181	2,700	16,398	1,383	2007	2008
Pottsville, PA	-	950	26,964	-	950	26,964	566	2011	1990
Princeton, NJ	-	1,730	30,888	-	1,730	30,888	133	2011	2001
Prospect, CT	-	820	1,441	2,541	820	3,982	1,482	2004	1970
Pueblo, CO	-	370	6,051	-	370	6,051	2,591	1998	1989
Quakertown, PA	-	1,040	25,389	-	1,040	25,389	521	2011	1980
Quincy, FL	-	200	5,333	-	200	5,333	1,276	2004	1983
Quincy, MA	-	2,690	15,410	-	2,690	15,410	2,842	2004	1999
Quitman, MS	-	60	10,340	-	60	10,340	2,151	2004	1976
Raleigh, NC	-	10,000	-	-	10,000	-	-	2008	0
Reading, PA	-	980	19,906	-	980	19,906	415	2011	1994
Red Bank, NJ	-	1,050	21,275	-	1,050	21,275	187	2011	1997
Rehoboth Beach, DE	-	960	24,248	61	961	24,308	630	2010	1999
Reidsville, NC	-	170	3,830	857	170	4,687	1,207	2002	1998
Reno, NV	-	1,060	11,440	604	1,060	12,044	2,245	2004	1998
Richmond, VA	-	1,211	2,889	-	1,211	2,889	1,012	2003	1995
Richmond, VA	-	760	12,640	-	760	12,640	1,708	2007	1969
Ridgeland, MS	-	520	7,675	-	520	7,675	1,711	2003	1997
Ridgely, TN	-	300	5,700	97	300	5,797	1,703	2001	1990
Ridgewood, NJ	-	1,350	16,170	-	1,350	16,170	332	2011	1971
Rockledge, FL	-	360	4,117	-	360	4,117	1,533	2001	1970
Rockville Centre, NY	-	4,290	20,310	-	4,290	20,310	189	2011	2002
Rockville, CT	-	1,500	4,835	-	1,500	4,835	137	2011	1960
Rockwood, TN	-	500	7,116	741	500	7,857	2,301	2001	1979
Rocky Hill, CT	-	1,460	7,040	-	1,460	7,040	2,076	2002	1998
Rocky Hill, CT	-	1,090	6,710	1,500	1,090	8,210	1,623	2003	1996
Rogersville, TN	-	350	3,278	-	350	3,278	937	2003	1980

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Romeoville, IL	-	1,895	-	-	1,895	-	-	2006	0
Royal Palm Beach, FL	-	980	8,320	-	980	8,320	1,854	2004	1984
Rutland, VT	-	1,190	23,655	-	1,190	23,655	494	2011	2006
Saint Simons Island, GA	-	6,440	50,060	996	6,440	51,056	4,510	2008	2007
Salem, OR	-	449	5,172	-	449	5,172	1,856	1999	1998
Salisbury, NC	-	370	5,697	168	370	5,865	1,352	2003	1997
San Angelo, TX	-	260	8,800	-	260	8,800	1,689	2004	1997
San Antonio, TX	-	6,120	28,169	-	6,120	28,169	199	2010	2011
San Antonio, TX	10,882	560	7,315	-	560	7,315	2,038	2002	2000
San Antonio, TX	10,030	640	13,360	-	640	13,360	1,755	2007	2004
Sanatoga, PA	-	980	30,695	-	980	30,695	618	2011	1993
Sarasota, FL	-	475	3,175	-	475	3,175	1,400	1996	1995
Sarasota, FL	-	560	8,474	-	560	8,474	2,958	1999	2000
Sarasota, FL	-	600	3,400	-	600	3,400	830	2004	1982
Scituate, MA	-	1,740	10,640	-	1,740	10,640	1,780	2005	1976
Scott Depot, WV	-	350	6,876	-	350	6,876	151	2011	1995
Seaford, DE	-	720	14,029	-	720	14,029	308	2011	1985
Selbyville, DE	-	750	25,912	44	764	25,943	675	2010	2008
Seven Fields, PA	-	484	4,663	60	484	4,722	1,703	1999	1999
Severna Park, MD(1)	-	2,120	31,273	-	2,120	31,273	632	2011	1994
Seville, OH	-	230	1,770	-	230	1,770	457	2005	1981
Shawnee, OK	-	80	1,400	-	80	1,400	607	1996	1995
Sheboygan, WI	-	80	5,320	3,774	80	9,094	903	2006	2006
Shelby, MS	-	60	5,340	-	60	5,340	1,146	2004	1979
Shelbyville, KY	-	630	3,870	-	630	3,870	744	2005	1965
Shepherdstown, WV	-	250	13,806	-	250	13,806	279	2011	2007
Sherman, TX	-	700	5,221	-	700	5,221	707	2005	2006
Shillington, PA	-	1,020	19,569	-	1,020	19,569	410	2011	1987
Shrewsbury, NJ	-	2,120	38,116	162	2,120	38,278	985	2010	2000
Silvis, IL	-	880	16,420	-	880	16,420	588	2010	2005
Sissonville, WV	-	600	23,948	-	600	23,948	488	2011	2006
Sisterville, WV	-	200	5,400	-	200	5,400	123	2011	1986
Smithfield, NC	-	290	5,680	-	290	5,680	1,328	2003	1998
Somerset, MA	-	1,010	29,577	-	1,010	29,577	599	2011	1998
South Boston, MA	-	385	2,002	5,218	385	7,220	2,642	1995	1961
South Pittsburg, TN	-	430	5,628	-	430	5,628	1,370	2004	1979
Southbury, CT	-	1,860	23,613	-	1,860	23,613	462	2011	2001
Sparks, NV	-	3,700	46,526	-	3,700	46,526	3,058	2007	2009
Spartanburg, SC	-	3,350	15,750	10,037	3,350	25,787	3,148	2005	1997
Spencer, WV	-	190	8,810	-	190	8,810	185	2011	1988
Spring City, TN	-	420	6,085	2,628	420	8,713	2,415	2001	1987
Spring House, PA	-	900	10,780	-	900	10,780	240	2011	1980
St. Charles, MD	-	580	15,555	-	580	15,555	328	2011	1996
St. Louis, MO	-	750	6,030	-	750	6,030	1,610	1995	1994
St. Louis, MO	-	1,890	12,165	-	1,890	12,165	375	2010	1963
Starke, FL	-	120	10,180	-	120	10,180	2,199	2004	1990
Statesville, NC	-	150	1,447	266	150	1,713	428	2003	1990
Statesville, NC	-	310	6,183	8	310	6,191	1,397	2003	1996
Statesville, NC	-	140	3,627	-	140	3,627	846	2003	1999
Staunton, VA	-	310	11,090	-	310	11,090	1,514	2007	1959
Stillwater, OK	-	80	1,400	-	80	1,400	610	1995	1995
Stuart, FL	-	390	8,110	-	390	8,110	1,737	2004	1985
Summit, NJ	9,413	3,080	14,152	-	3,080	14,152	265	2011	2001
Swanton, OH	-	330	6,370	-	330	6,370	1,318	2004	1950
Tampa, FL	-	830	6,370	-	830	6,370	1,699	2004	1968
Texarkana, TX	-	192	1,403	-	192	1,403	585	1996	1996
Thomasville, GA	-	530	13,899	-	530	13,899	205	2011	2006
Tomball, TX	-	1,050	13,300	-	1,050	13,300	313	2011	2001
Toms River, NJ	-	1,610	34,627	285	1,641	34,881	901	2010	2005
Torrington, CT	-	360	1,261	1,292	360	2,553	851	2004	1966
Towson, MD(1)	-	1,180	13,280	-	1,180	13,280	286	2011	1973
Troy, OH	-	200	2,000	4,254	200	6,254	1,000	1997	1997
Troy, OH	-	470	16,730	-	470	16,730	3,332	2004	1971
Trumbull, CT	14,164	4,440	43,384	-	4,440	43,384	775	2011	2001
Tucson, AZ	-	930	13,399	-	930	13,399	2,308	2005	1985
Tulsa, OK	-	1,390	7,110	-	1,390	7,110	343	2010	1998
Twin Falls, ID	-	550	14,740	-	550	14,740	4,184	2002	1991
Tyler, TX	-	650	5,268	-	650	5,268	654	2006	2007
Uhrichsville, OH	-	24	6,716	-	24	6,716	1,116	2006	1977
Uniontown, PA	-	310	6,817	-	310	6,817	147	2011	1964
Valley Falls, RI	-	1,080	7,433	-	1,080	7,433	162	2011	1975
Valparaiso, IN	-	112	2,558	-	112	2,558	761	2001	1998
Valparaiso, IN	-	108	2,962	-	108	2,962	863	2001	1999
Venice, FL	-	500	6,000	-	500	6,000	1,290	2004	1987
Venice, FL	-	1,150	10,674	-	1,150	10,674	604	2008	2009

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Vero Beach, FL	-	263	3,187	-	263	3,187	919	2001	1999
Vero Beach, FL	-	297	3,263	-	297	3,263	950	2001	1996
Vero Beach, FL	-	2,930	40,070	13,615	2,930	53,685	4,866	2007	2003
Voorhees, NJ	-	1,800	37,299	-	1,800	37,299	776	2011	1986
Voorhees, NJ(1)	-	1,900	26,040	-	1,900	26,040	549	2011	1993
W. Hartford, CT	-	2,650	5,980	-	2,650	5,980	1,316	2004	1905
Waconia, MN	-	890	14,726	-	890	14,726	96	2011	2005
Wake Forest, NC	-	200	3,003	1,742	200	4,745	1,529	1998	1999
Wall, NJ	-	1,650	25,350	-	1,650	25,350	111	2011	2003
Wallingford, CT	-	490	1,210	-	490	1,210	44	2011	1962
Wareham, MA	-	875	10,313	1,701	875	12,014	3,283	2002	1989
Warren, NJ	-	2,000	30,810	-	2,000	30,810	268	2011	1999
Warren, OH	-	240	3,810	-	240	3,810	780	2005	1973
Warwick, RI	-	1,530	18,564	-	1,530	18,564	397	2011	1968
Watchung, NJ	-	1,920	24,880	-	1,920	24,880	108	2011	2000
Waterbury, CT	-	370	2,166	1,927	370	4,093	1,198	2006	1972
Waterford, CT	-	1,360	12,540	-	1,360	12,540	3,401	2002	2000
Waukesha, WI	-	1,100	14,910	-	1,100	14,910	804	2008	2009
Waxahachie, TX	-	650	5,763	-	650	5,763	569	2007	2008
Weatherford, TX	-	660	5,261	-	660	5,261	658	2006	2007
Webster, TX	9,585	360	5,940	-	360	5,940	1,648	2002	2000
West Bend, WI	-	620	17,790	-	620	17,790	-	2010	2011
West Chester, PA	-	1,350	29,237	-	1,350	29,237	606	2011	1997
West Haven, CT	-	580	1,620	1,680	580	3,300	1,121	2004	1971
West Orange, NJ	-	2,280	10,687	-	2,280	10,687	248	2011	1994
West Worthington, OH	-	510	5,090	-	510	5,090	882	2006	1980
Westerville, OH	-	740	8,287	2,736	740	11,023	5,877	1998	2001
Westfield, NJ(1)	-	2,270	16,589	-	2,270	16,589	382	2011	1994
Westford, MA	-	920	13,829	-	920	13,829	298	2011	1993
Westlake, OH	-	1,330	17,926	-	1,330	17,926	5,064	2001	1985
Westlake, OH	-	571	5,411	-	571	5,411	2,241	1998	1957
Westmoreland, TN	-	330	1,822	2,634	330	4,456	1,355	2001	1994
White Lake, MI	10,917	2,920	20,179	-	2,920	20,179	563	2010	2000
Whitemarsh, PA	-	2,310	6,190	1,923	2,310	8,113	1,501	2005	1967
Wichita, KS	-	1,400	11,000	-	1,400	11,000	1,734	2006	1997
Wilkes-Barre, PA	-	610	13,842	-	610	13,842	298	2011	2007
Wilkes-Barre, PA	-	570	2,301	-	570	2,301	78	2011	1992
Williamsburg, VA	-	1,360	7,440	-	1,360	7,440	1,019	2007	1970
Williamsport, PA	-	300	4,946	-	300	4,946	112	2011	1991
Williamsport, PA	-	620	8,487	-	620	8,487	198	2011	1988
Williamstown, KY	-	70	6,430	-	70	6,430	1,234	2005	1987
Willow Grove, PA	-	1,300	14,736	-	1,300	14,736	331	2011	2007
Wilmington, DE	-	800	9,494	-	800	9,494	211	2011	2007
Wilmington, NC	-	210	2,991	-	210	2,991	1,066	1999	1999
Winchester, VA	-	640	1,510	-	640	1,510	168	2008	1964
Windsor, CT	-	2,250	8,539	-	2,250	8,539	207	2011	1969
Windsor, CT	-	1,800	600	-	1,800	600	38	2011	1974
Winston-Salem, NC	-	360	2,514	459	360	2,973	718	2003	1996
Winston-Salem, NC	-	5,700	13,550	11,716	5,700	25,266	3,418	2005	1997
Woodbridge, VA	-	680	4,423	330	680	4,753	1,302	2002	1977
Worcester, MA	-	3,500	54,099	-	3,500	54,099	2,897	2007	2009
Worcester, MA	-	2,300	9,060	-	2,300	9,060	831	2008	1993
Wyncote, PA	-	2,700	22,244	-	2,700	22,244	474	2011	1992
Wyncote, PA	-	1,610	21,256	-	1,610	21,256	433	2011	1992
Wyncote, PA	-	900	7,811	-	900	7,811	166	2011	1999
Zionsville, IN	-	1,610	22,400	1,358	1,610	23,758	749	2010	2009

Seniors housing triple-net total	258,600	575,231	6,992,506	293,078	576,701	7,284,115	642,910

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Seniors housing operating facilities:
Albuquerque, NM	$5,772	$1,270	$20,837	$80	$1,270	$20,917	$1,386	2010	1984
Agawam, MA	6,688	880	10,044	-	880	10,044	724	2011	1996
Alhambra, CA	3,047	600	6,305	-	600	6,305	382	2011	2010
Albertville, AL	2,088	170	6,203	116	170	6,319	490	2010	1999
Apple Valley, CA	11,126	480	16,639	66	480	16,705	1,651	2010	1999
Atlanta, GA	7,889	2,058	14,914	606	2,059	15,518	8,666	1997	1999
Austin, TX	19,550	880	9,520	512	880	10,032	3,529	1999	1998
Avon, CT	21,463	1,550	30,571	-	1,550	30,571	1,903	2011	1998
Azusa, CA	-	570	3,141	6,000	570	9,141	1,295	1998	1988
Bellingham, WA	8,979	1,500	19,861	59	1,500	19,920	1,836	2010	1996
Belmont, CA	-	3,000	23,526	-	3,000	23,526	398	2011	1999
Brighton, MA	-	2,100	14,616	-	2,100	14,616	920	2011	1995
Brookfield, CT	20,005	2,250	30,180	-	2,250	30,180	1,946	2011	1999
Cardiff by the Sea, CA	-	5,880	64,711	-	5,880	64,711	708	2011	2009
North Chelmsford, MA	11,972	880	18,478	-	880	18,478	1,118	2011	1998
Concord, NH	13,591	720	21,164	-	720	21,164	1,169	2011	2010
Costa Mesa, CA	-	2,050	19,969	-	2,050	19,969	1,749	2011	2009
Citrus Heights, CA	15,373	2,300	31,876	153	2,300	32,029	2,960	2010	1997
Centerville, MA	17,763	1,300	27,357	-	1,300	27,357	1,588	2011	2010
Dallas, TX	-	1,080	9,655	-	1,080	9,655	614	2011	2009
Danvers, MA	9,621	1,120	14,557	-	1,120	14,557	1,004	2011	2000
Davenport, IA	-	1,403	35,893	1,805	1,403	37,699	2,149	2006	2009
Dublin, OH	19,181	1,680	43,423	196	1,680	43,619	2,225	2010	1990
Encinitas, CA	-	1,460	7,721	163	1,460	7,884	2,595	2000	2000
Escondido, CA	13,471	1,520	24,024	-	1,520	24,024	1,633	2011	2008
East Haven, CT	23,577	2,660	35,533	-	2,660	35,533	2,266	2011	2000
Florence, AL	7,342	353	13,049	125	350	13,177	1,168	2010	1999
Fremont, CA	20,028	3,400	25,300	1,527	3,400	26,827	4,183	2005	1987
Gig Harbor, WA	5,967	1,560	15,947	52	1,560	15,999	1,434	2010	1994
Gilroy, CA	-	760	13,880	23,860	760	37,740	4,044	2006	2007
Gardnerville, NV	12,943	1,143	10,831	653	1,144	11,482	6,832	1998	1999
Hemet, CA	13,550	1,890	28,606	146	1,890	28,752	2,820	2010	1988
Hemet, CA	-	430	9,630	384	430	10,014	598	2010	1988
Hamden, CT	15,710	1,460	24,093	-	1,460	24,093	1,602	2011	1999
Henderson, NV	15,709	880	29,809	-	880	29,809	148	2011	2009
Houston, TX	8,326	960	27,598	-	960	27,598	1,797	2011	2009
Irving, TX	-	1,030	6,823	595	1,030	7,418	652	2007	2008
Kingwood, TX	3,329	480	9,777	-	480	9,777	658	2011	1998
Kennewick, WA	9,010	1,820	27,991	91	1,820	28,082	2,646	2010	1994
Kansas City, MO	5,911	1,820	34,898	331	1,820	35,229	2,236	2010	1980
Kansas City, MO	7,250	1,930	39,997	78	1,930	40,075	2,688	2010	1986
Kirkland, WA	34,000	3,450	38,709	-	3,450	38,709	201	2011	2009
Lancaster, CA	10,378	700	15,295	83	700	15,378	1,621	2010	1999
Los Angeles, CA	-	-	11,430	357	-	11,787	579	2008	2008
Los Angeles, CA	-	-	114,438	-	-	114,438	1,172	2011	2009
Mansfield, MA	37,918	3,320	57,011	-	3,320	57,011	2,763	2011	1998
Mansfield, MA	0	0	-	-	0	-	-	2011	1998
Manteca, CA	6,358	1,300	12,125	1,361	1,300	13,486	2,138	2005	1985
Meriden, CT	9,903	1,500	14,874	-	1,500	14,874	1,272	2011	2001
Mesa, AZ	6,279	950	9,087	486	950	9,573	2,914	1999	2000
Milford, CT	12,656	3,210	17,364	-	3,210	17,364	1,171	2011	1999
Middletown, CT	15,756	1,430	24,242	-	1,430	24,242	1,659	2011	1999
Middletown, RI	16,729	2,480	24,628	-	2,480	24,628	1,612	2011	2008
Mill Creek, WA	30,259	10,150	60,274	282	10,150	60,556	5,360	2010	1998
Monroe, WA	14,167	2,560	34,460	185	2,560	34,645	3,107	2010	1994
Marysville, WA	4,711	620	4,780	276	620	5,056	1,082	2003	1998
Mystic, CT	12,072	1,400	18,274	-	1,400	18,274	1,274	2011	2001
North Andover, MA	22,890	1,960	34,976	-	1,960	34,976	2,055	2011	1995
Newton, MA	28,400	2,250	43,614	-	2,250	43,614	2,536	2011	1996
Newton, MA	10,758	2,500	30,681	-	2,500	30,681	1,829	2011	1996
Newton, MA	17,564	3,360	25,099	-	3,360	25,099	1,683	2011	1994
Niantic, CT	16,855	1,320	25,986	-	1,320	25,986	1,623	2011	2001
Naples, FL	-	1,716	17,306	1,588	1,716	18,894	13,706	1997	1999
Olympia, WA	7,197	550	16,689	164	550	16,853	1,533	2010	1995
Oceanside, CA	13,369	2,160	18,352	-	2,160	18,352	138	2011	2005
Plano, TX	4,335	840	8,538	-	840	8,538	733	2011	1996
Providence, RI	18,433	2,600	27,546	-	2,600	27,546	1,977	2011	1998
Puyallup, WA	11,706	1,150	20,776	169	1,150	20,945	2,085	2010	1985
Quincy, MA	8,551	1,350	12,584	-	1,350	12,584	907	2011	1998
Redondo Beach, CA	6,154	-	9,556	-	-	9,556	765	2011	2009
Rocky Hill, CT	10,531	810	16,351	-	810	16,351	1,104	2011	2000
Romeoville, IL	-	854	12,646	58,314	6,100	65,714	3,300	2006	2010
Renton, WA	22,855	3,080	51,824	-	3,080	51,824	260	2011	2007
Rohnert Park, CA	14,086	6,500	18,700	1,367	6,500	20,067	3,152	2005	1985
Roswell, GA	8,100	1,107	9,627	420	1,107	10,047	6,105	1997	1999

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built
Sacramento, CA	10,596	940	14,781	38	940	14,819	1,473	2010	1978
Salem, NH	20,915	980	32,721	-	980	32,721	1,827	2011	2000
San Ramon, CA	9,598	2,430	17,488	16	2,430	17,504	1,624	2010	1989
Scottsdale, AZ	-	2,500	3,890	796	2,500	4,686	424	2008	1999
San Diego, CA	15,879	4,200	30,707	-	4,200	30,707	68	2011	2011
Seattle, WA	7,838	5,190	9,350	99	5,190	9,449	1,573	2010	1962
Seattle, WA	7,795	3,420	15,555	27	3,420	15,582	1,777	2010	2000
Seattle, WA	9,398	2,630	10,257	25	2,630	10,282	1,255	2010	2003
Seattle, WA	29,205	10,670	37,291	78	10,670	37,369	3,683	2010	2005
Seattle, WA	48,540	6,790	85,369	-	6,790	85,369	407	2011	2009
Shelburne, VT	19,706	720	31,041	-	720	31,041	1,737	2011	1988
San Juan Capistrano, CA	-	1,390	6,942	75	1,390	7,017	2,051	2000	2001
Salt Lake City, UT	-	1,360	19,691	-	1,360	19,691	2,100	2011	2008
San Jose, CA	23,422	2,850	35,098	-	2,850	35,098	203	2011	2009
Sonoma, CA	15,238	1,100	18,400	1,146	1,100	19,546	3,056	2005	1988
Stanwood, WA	10,196	2,260	28,474	74	2,260	28,548	2,755	2010	1998
Santa Maria, CA	30,564	6,050	50,658	-	6,050	50,658	287	2011	2001
Stockton, CA	3,050	2,280	5,983	107	2,280	6,090	765	2010	1988
Sugar Land, TX	5,904	960	31,423	-	960	31,423	2,268	2011	1996
South Windsor, CT	19,888	3,000	29,295	-	3,000	29,295	1,989	2011	1999
Tacoma, WA	19,390	2,400	35,053	-	2,400	35,053	176	2011	2008
Toledo, OH	16,609	2,040	47,129	92	2,040	47,221	3,721	2010	1985
Trumbull, CT	25,078	2,850	37,685	-	2,850	37,685	2,321	2011	1998
Tustin, CA	7,090	840	15,299	-	840	15,299	900	2011	2007
Tulsa, OK	6,467	1,330	21,285	174	1,330	21,459	1,509	2010	1986
Tulsa, OK	8,452	1,500	20,861	54	1,500	20,915	1,514	2010	1984
Vacaville, CA	14,485	900	17,100	1,185	900	18,285	2,892	2005	1986
Vancouver, WA	12,173	1,820	19,042	73	1,820	19,115	1,944	2010	2006
Vallejo, CA	14,501	4,000	18,000	1,536	4,000	19,536	3,045	2005	1989
Vallejo, CA	7,628	2,330	15,407	24	2,330	15,431	1,776	2010	1990
Warwick, RI	16,567	2,400	24,635	-	2,400	24,635	1,790	2011	1998
Waterbury, CT	25,825	2,460	39,547	-	2,460	39,547	2,568	2011	2001
The Woodlands, TX	2,678	480	12,379	-	480	12,379	834	2011	2010
Whittier, CA	11,931	4,470	22,151	97	4,470	22,248	2,392	2010	1988
Wilbraham, MA	11,221	660	17,639	-	660	17,639	1,198	2011	2000
Woodbridge, CT	9,399	1,370	14,219	-	1,370	14,219	1,225	2011	1998
Worcester, MA	14,005	1,140	21,664	-	1,140	21,664	1,449	2011	1999
Yarmouth, ME	17,415	450	27,711	-	450	27,711	1,625	2011	2010

Seniors housing operating total	1,317,849	223,614	2,678,007	108,366	228,859	2,781,126	218,031

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Medical facilities:
Akron, OH	$-	$300	$20,200	$-	$300	$20,200	$1,057	2009	2008
Alpharetta, GA	-	233	18,205	-	233	18,205	42	2011	1993
Alpharetta, GA	-	498	32,729	-	498	32,729	60	2011	1999
Alpharetta, GA	-	417	14,406	-	417	14,406	-	2011	2003
Alpharetta, GA	-	1,700	163	-	1,700	163	-	2011
Alpharetta, GA	-	628	16,063	-	628	16,063	-	2011	2007
Amarillo, TX	-	72	11,928	1,400	72	13,328	2,139	2005	1986
Arcadia, CA	9,941	5,408	23,219	1,354	5,618	24,362	4,399	2006	1984
Atlanta, GA	-	4,931	18,720	2,123	5,293	20,480	4,509	2006	1992
Bartlett, TN	8,349	187	15,015	748	187	15,763	2,801	2007	2004
Bellaire, TX	-	4,551	46,105	-	4,551	46,105	6,577	2006	2005
Bellaire, TX	-	2,972	33,445	1,601	2,972	35,046	5,677	2006	2005
Bellevue, NE	-	-	15,833	519	-	16,352	907	2010	2010
Bellevue, NE	-	4,500	109,719	-	4,500	109,719	4,363	2008	2010
Bellingham, MA	-	9,270	-	-	9,270	-	-	2010	0
Birmingham, AL	-	52	9,950	-	52	9,950	1,898	2006	1971
Birmingham, AL	-	124	12,238	-	124	12,238	2,206	2006	1985
Birmingham, AL	-	476	18,994	-	476	18,994	3,100	2006	1989
Boardman, OH	-	80	11,787	-	80	11,787	601	2010	2007
Boardman, OH	-	1,200	12,800	-	1,200	12,800	1,292	2008	2008
Boca Raton, FL	13,520	109	34,002	1,548	124	35,535	6,255	2006	1995
Boerne, TX	-	50	13,463	-	50	13,463	28	2011	2007
Bowling Green, KY	-	3,800	26,700	143	3,800	26,843	2,395	2008	1992
Boynton Beach, FL	4,507	2,048	7,692	204	2,048	7,896	1,855	2006	1995
Boynton Beach, FL	4,043	2,048	7,403	732	2,048	8,134	1,506	2006	1997
Boynton Beach, FL	10,187	109	11,235	1,009	117	12,236	2,053	2007	1996
Bridgeton, MO	-	-	30,221	-	-	30,221	-	2011	2011
Bridgeton, MO	11,649	450	21,221	2	450	21,223	1,209	2010	2006
Burleson, TX	-	10	11,619	-	10	11,619	319	2011	2007
Carmel, IN	-	2,280	18,820	-	2,280	18,820	560	2011	2005
Carmel, IN	-	2,152	18,591	-	2,152	18,591	323	2011	2007
Cedar Grove, WI	-	113	618	-	113	618	41	2010	1986
Claremore, OK	8,238	132	12,829	270	132	13,099	2,346	2007	2005
Clarkson Valley, MO	-	-	-	35,592	-	35,592	2,287	2009	2010
Coral Springs, FL	-	1,598	10,627	797	1,636	11,385	2,515	2006	1993
Corpus Christi, TX	-	77	3,923	-	77	3,923	772	2005	1968
Dade City, FL	-	1,211	5,511	-	1,211	5,511	83	2011	1998
Dallas, TX	15,212	137	28,690	592	137	29,282	5,268	2006	1995
Dayton, OH	-	730	6,515	-	730	6,515	171	2011	1988
Deerfield Beach, FL	3,873	2,408	7,482	-	2,408	7,482	146	2011	2001
Delray Beach, FL	-	1,882	34,767	4,288	1,941	38,996	7,722	2006	1985
Denton, TX	12,152	-	19,407	610	-	20,017	2,874	2007	2005
Durham, NC	-	5,350	9,320	-	5,350	9,320	2,867	2006	1980
Edina, MN	5,667	310	15,132	-	310	15,132	661	2010	2003
El Paso, TX	10,193	677	17,075	1,098	677	18,173	3,545	2006	1997
El Paso, TX	-	600	6,700	-	600	6,700	656	2008	2003
El Paso, TX	-	112	15,888	162	112	16,050	2,671	2005	1994
El Paso, TX	-	2,400	32,800	424	2,400	33,224	4,070	2008	2003
Everett, WA	-	4,842	26,010	-	4,842	26,010	834	2010	2011
Fayetteville, GA	3,262	959	7,540	592	986	8,104	1,577	2006	1999
Fort Wayne, IN	-	170	8,232	-	170	8,232	963	2006	2006
Fort Worth, TX	-	450	13,615	-	450	13,615	277	2010	2011
Franklin, TN	-	2,338	12,138	709	2,338	12,847	2,308	2007	1988
Franklin, WI	8,021	6,872	7,550	-	6,872	7,550	531	2010	1984
Fresno, CA	-	2,500	35,800	118	2,500	35,918	3,211	2008	1991
Frisco, TX	9,057	-	18,635	60	-	18,695	3,134	2007	2004
Frisco, TX	-	-	15,309	1,380	-	16,689	2,919	2007	2004
Gallatin, TN	-	20	19,432	-	20	19,432	1,416	2010	1997
Germantown, TN	-	3,049	12,456	562	3,049	13,017	2,264	2006	2002
Glendale, CA	8,126	37	18,398	4	37	18,402	3,092	2007	2002
Greeley, CO	-	877	6,707	-	877	6,707	1,366	2007	1997
Green Bay, WI	9,590	-	14,891	-	-	14,891	925	2010	2002
Green Bay, WI	-	-	20,098	-	-	20,098	1,225	2010	2002
Green Bay, WI	-	-	11,696	-	-	11,696	990	2011	2002
Greeneville, TN	-	970	10,032	-	970	10,032	478	2010	2005
Houston, TX	-	10,395	-	-	10,395	-	-	2011
Jupiter, FL	7,106	2,252	11,415	73	2,252	11,488	2,443	2006	2001
Jupiter, FL	4,422	-	5,858	2,868	2,825	5,901	1,218	2007	2004
Kenosha, WI	9,886	-	18,058	-	-	18,058	1,098	2010	1993
Killeen, TX	-	760	22,667	-	760	22,667	1,000	2010	2010
Lafayette, LA	-	1,928	10,483	25	1,928	10,509	2,034	2006	1993
Lake St Louis, MO	-	240	11,937	1,947	240	13,884	664	2010	2008
Lakeway, TX	-	5,484	24,886	-	5,484	24,886	53	2007	2011
Lakeway, TX	-	2,801	-	-	2,801	-	-	2007	0
Lakewood, CA	-	146	14,885	859	146	15,744	2,616	2006	1993
Las Vegas, NV	5,923	74	15,287	321	74	15,608	3,212	2006	2000

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built
Las Vegas, NV	-	952	9,618	-	952	9,618	1,504	2006	1991
Las Vegas, NV	-	1,006	10,255	-	1,006	10,255	1,644	2006	1991
Las Vegas, NV	-	3,182	17,200	-	3,182	17,200	2,947	2006	1995
Las Vegas, NV	-	1,595	17,902	-	1,595	17,902	2,854	2006	1982
Las Vegas, NV	-	2,319	4,612	607	2,319	5,218	972	2006	1991
Las Vegas, NV	3,025	-	6,921	499	433	6,987	1,282	2007	1997
Las Vegas, NV	-	6,127	-	-	6,127	-	-	2007	0
Las Vegas, NV	-	580	23,420	-	580	23,420	209	2011	2002
Lawrenceville, GA	-	2,279	10,732	121	2,305	10,827	2,132	2006	2001
Lawrenceville, GA	-	1,054	4,974	92	1,077	5,044	1,030	2006	2002
Lenexa, KS	12,177	540	16,013	1,730	540	17,743	860	2010	2008
Lincoln, NE	10,962	1,420	29,692	-	1,420	29,692	1,835	2010	2003
Los Alamitos, CA	16,067	-	18,635	383	39	18,979	3,158	2007	2003
Los Gatos, CA	-	488	22,386	1,055	488	23,440	4,561	2006	1993
Loxahatchee, FL	-	1,637	5,048	786	1,652	5,819	1,007	2006	1997
Loxahatchee, FL	-	1,340	6,509	33	1,345	6,537	1,257	2006	1993
Loxahatchee, FL	2,651	1,553	4,694	554	1,567	5,234	913	2006	1994
Malabar, FL	-	5,000	12,000	-	5,000	12,000	300	2010	2008
Marinette, WI	7,949	-	13,538	-	-	13,538	991	2010	2002
Marlton, NJ	-	-	38,300	207	-	38,507	3,435	2008	1994
Mechanicsburg, PA	-	1,350	16,650	-	1,350	16,650	152	2011	1976
Melbourne, FL	-	7,000	69,000	-	7,000	69,000	1,725	2010	2009
Melbourne, FL	-	1,400	24,400	-	1,400	24,400	610	2010	2003
Melbourne, FL	-	600	9,400	-	600	9,400	235	2010	1986
Melbourne, FL	-	367	458	-	367	458	10	2011	1979
Merced, CA	-	-	13,772	927	-	14,699	942	2009	2010
Meridian, ID	-	3,600	20,802	251	3,600	21,053	2,676	2006	2008
Merriam, KS	-	176	7,189	-	176	7,189	629	2011	1972
Merriam, KS	-	81	3,122	-	81	3,122	105	2011	1980
Merriam, KS	-	336	13,605	-	336	13,605	770	2011	1977
Merriam, KS	15,637	182	7,393	-	182	7,393	488	2011	1985
Merrillville, IN	-	-	22,134	-	-	22,134	2,327	2008	2006
Merrillville, IN	-	700	11,699	154	700	11,853	1,159	2007	2008
Mesa, AZ	-	1,558	9,561	268	1,558	9,829	1,985	2008	1989
Middletown, NY	-	1,756	20,364	568	1,756	20,932	5,148	2006	1998
Midwest City, OK	-	146	3,854	-	146	3,854	739	2005	1996
Milwaukee, WI	4,874	540	8,457	-	540	8,457	556	2010	1930
Milwaukee, WI	6,904	1,425	11,520	-	1,425	11,520	988	2010	1962
Milwaukee, WI	1,659	922	2,185	-	922	2,185	234	2010	1958
Milwaukee, WI	24,416	-	44,535	-	-	44,535	2,650	2010	1983
Morrow, GA	-	818	8,064	184	834	8,232	1,617	2007	1990
Mount Juliet, TN	4,849	1,566	11,697	554	1,566	12,251	2,180	2007	2005
Murrieta, CA	-	-	46,520	-	-	46,520	1,682	2010	2011
Murrieta, CA	-	8,800	202,412	-	8,800	202,412	3,333	2008	2010
Muskego, WI	1,727	964	2,159	-	964	2,159	131	2010	1993
Nashville , TN	-	1,806	7,165	988	1,806	8,153	1,890	2006	1986
Nashville, TN	-	4,300	-	7,148	11,448	-	-	2010	0
New Berlin, WI	6,630	3,739	8,290	-	3,739	8,290	547	2010	1993
Niagara Falls, NY	-	1,145	10,574	-	1,145	10,574	2,324	2007	1990
Niagara Falls, NY	-	388	7,870	-	388	7,870	1,243	2007	2004
Orange Village, OH	-	610	7,419	55	610	7,473	1,693	2007	1985
Oro Valley, AZ	15,586	89	18,339	546	89	18,885	3,070	2007	2004
Oshkosh, WI	-	-	18,339	-	-	18,339	1,107	2010	2000
Oshkosh, WI	9,834	-	15,881	-	-	15,881	949	2010	2000
Palm Springs , CA	-	365	12,396	1,021	365	13,417	2,486	2006	1998
Palm Springs, FL	2,717	739	4,066	53	739	4,119	864	2006	1993
Palm Springs, FL	-	1,182	7,765	81	1,182	7,846	1,699	2006	1997
Palmer, AK	19,478	-	29,705	628	217	30,116	4,739	2007	2006
Pearland, TX	-	781	5,517	54	781	5,570	1,136	2006	2000
Pearland, TX	29,700	948	4,556	105	948	4,661	893	2006	2002
Pewaukee, WI	-	4,700	20,669	-	4,700	20,669	3,066	2007	2007
Phoenix, AZ	-	1,149	48,018	9,537	1,149	57,556	9,101	2006	1998
Pineville, NC	-	961	6,974	1,604	1,069	8,470	1,467	2006	1988
Plano, TX	-	5,423	20,752	18	5,423	20,770	4,487	2008	2007
Plano, TX	-	195	14,805	500	195	15,305	2,528	2005	1995
Plantation, FL	9,615	8,563	10,666	2,037	8,575	12,691	3,186	2006	1997
Plantation, FL	8,945	8,848	9,262	172	8,896	9,385	4,411	2006	1996
Plymouth, WI	1,722	1,250	1,870	-	1,250	1,870	138	2010	1991
Portland, ME	15,963	-	25,500	-	-	25,500	107	2011	2008
Raleigh, NC	-	1,486	11,200	-	1,486	11,200	292	2011	2007
Redmond, WA	-	5,015	26,697	-	5,015	26,697	1,025	2010	2011

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Rolla, MO	-	1,931	48,224	-	1,931	48,224	95	2011	2009
Roswell, NM	1,921	-	5,900	-	-	5,900	-	2011	2004
Roswell, NM	5,358	-	16,500	-	-	16,500	-	2011	2006
Roswell, NM	-	-	17,880	-	-	17,880	-	2011	2009
Ruston, LA	-	710	9,790	-	710	9,790	97	2011	1988
Sacramento, CA	-	866	12,756	785	866	13,540	2,255	2006	1990
San Antonio, TX	-	2,050	16,251	1,473	2,050	17,724	4,636	2006	1999
San Antonio, TX	-	-	17,303	-	-	17,303	3,061	2007	2007
San Bernardino, CA	-	3,700	14,300	462	3,700	14,762	1,243	2008	1993
San Diego, CA	-	-	22,003	1,464	-	23,467	1,897	2008	1992
Sarasota, FL	-	3,360	19,140	-	3,360	19,140	168	2011	2006
Seattle, WA	-	4,410	35,787	-	4,410	35,787	1,439	2010	2010
Sewell, NJ	-	-	53,360	4,149	-	57,509	5,653	2007	2009
Shakopee, MN	7,090	420	11,360	8	420	11,368	556	2010	1996
Shakopee, MN	12,065	640	18,089	-	640	18,089	626	2010	2007
Sheboygan, WI	1,768	1,012	2,216	-	1,012	2,216	166	2010	1958
Somerville, NJ	-	3,400	22,244	2	3,400	22,246	1,901	2008	2007
St. Louis, MO	7,433	-	17,247	1,101	336	18,012	3,254	2007	2001
St. Paul, MN	26,460	2,681	39,507	-	2,681	39,507	959	2011	2007
Stafford, VA	-	-	11,260	304	-	11,564	910	2008	2009
Suffern, NY	-	622	35,220	-	622	35,220	74	2011	2007
Suffolk, VA	-	1,530	10,979	154	1,530	11,133	914	2010	2007
Summit, WI	-	2,899	87,666	-	2,899	87,666	8,277	2008	2009
Tallahassee, FL	-	-	14,719	-	-	14,719	566	2010	2011
Tampa, FL	-	4,319	12,234	-	4,319	12,234	158	2011	2003
Tomball, TX	-	1,404	5,071	638	1,404	5,709	1,443	2006	1982
Trussville, AL	-	1,336	2,177	139	1,351	2,301	980	2006	1990
Tucson, AZ	-	1,302	4,925	541	1,302	5,466	1,080	2008	1995
Tulsa, OK	-	3,003	6,025	20	3,003	6,045	1,631	2006	1992
Van Nuys, CA	-	-	36,187	-	-	36,187	2,187	2009	1991
Viera, FL	-	1,600	10,600	-	1,600	10,600	265	2010	1998
Virginia Beach, VA	-	827	18,289	-	827	18,289	673	2011	2007
Voorhees, NJ	-	6,404	24,251	1,248	6,404	25,499	4,038	2006	1997
Webster, TX	-	360	5,940	8,178	2,418	12,060	2,549	2006	1991
Wellington , FL	6,197	-	13,697	497	388	13,806	2,178	2007	2003
Wellington, FL	6,909	107	16,933	226	107	17,158	2,710	2006	2000
West Allis, WI	2,379	1,106	3,309	-	1,106	3,309	295	2010	1961
West Palm Beach, FL	6,819	628	14,740	121	628	14,861	2,774	2006	1993
West Palm Beach, FL	6,293	610	14,618	115	610	14,733	3,365	2006	1991
West Seneca, NY	12,357	917	22,435	1,296	1,447	23,201	4,013	2007	1990
Yorkville, IL	-	1,419	2,816	73	1,419	2,889	782	2006	1980
Zephyrhills, FL	-	3,875	23,907	-	3,875	23,907	299	2011	1993

Medical facilities total	519,055	296,220	3,330,098	121,590	311,196	3,436,705	333,535

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Assets held for sale:
Austell, GA	$-	$2,223	$5,582	$-	$2,223	$5,582	$-	2006	1999
Boynton Beach, FL	10,187	214	5,611	-	214	5,611	-	2007	2004
Chicago, IL	-	-	1,250	-	-	1,250	-	2002	1979
Okatie, SC	-	171	8,736	-	171	8,736	-	2007	1998
Norwalk, CT	-	410	2,640	-	410	2,640	-	2004	1998
Tempe, AZ	-	-	9,277	-	-	9,277	-	2007	1971
Assets held for sale total	10,187	3,018	33,097	-	3,018	33,097	-

(1) Represents real property asset associated with a capital lease.

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Segment	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation

Seniors housing triple-net	$258,600	$575,231	$6,992,506	$293,078	$576,701	$7,284,115	$642,910
Seniors housing operating	1,317,849	223,614	2,678,007	108,366	228,859	2,781,126	218,031
Medical facilities	519,055	296,220	3,330,098	121,590	311,196	3,436,705	333,535
Construction in progress	-	-	189,502	-	-	189,502	-
Total continuing operating properties	2,095,504	1,095,065	13,190,113	523,034	1,116,756	13,691,448	1,194,476

Assets held for sale	10,187	3,018	33,097	-	3,018	33,097	-
Total investments in real property owned	2,105,691	1,098,083	13,223,210	523,034	1,119,774	13,724,545	1,194,476

	Year Ended December 31,
	2011	2010	2009

Reconciliation of real property:	(in thousands)
Investment in real estate:
Balance at beginning of year	$8,992,495	$6,336,291	$5,979,575
Additions:
Acquisitions	4,525,737	1,707,421	67,673
Improvements	426,000	398,510	590,394
Conversions from loans receivable	-	10,070	-
Assumed other items, net	210,411	208,314	-
Assumed debt	961,928	559,508	-
Purchase price adjustments	-	-	665
Total additions	6,124,076	2,883,823	658,732
Deductions:
Cost of real estate sold	(250,047)	(216,300)	(260,956)
Reclassification of accumulated depreciation and amortization for assets held for sale	(10,011)	(10,372)	(15,837)
Impairment of assets	(12,194)	(947)	(25,223)
Total deductions	(272,252)	(227,619)	(302,016)
Balance at end of year(2)	$14,844,319	$8,992,495	$6,336,291

Accumulated depreciation:
Balance at beginning of year	$836,966	$677,851	$600,781
Additions:
Depreciation and amortization expenses	423,605	202,543	164,923
Amortization of above market leases	6,409	2,524	2,061
Total additions	430,014	205,067	166,984
Deductions:
Sale of properties	(63,995)	(31,919)	(74,244)
Reclassification of accumulated depreciation and amortization for assets held for sale	(8,509)	(14,033)	(15,670)
Total deductions	(72,504)	(45,952)	(89,914)
Balance at end of year	$1,194,476	$836,966	$677,851

(2) The aggregate cost for tax purposes for real property equals $13,604,448,000, $8,802,656,000 and $6,378,056,000 at December 31, 2011, 2010 and 2009, respectively.